TRANSAMERICA ETF TRUST

Supplement to the Currently Effective Statement of Additional Information

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The following information in the “Officers” sub-section in the “Management of the Trust” section of the Statement of Additional Information is replaced in its entirety with the following:

Officers

The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their age, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (48)	Chairman of the Board, President and Chief Executive Officer	Since 2017	See Interested Board Members Table Above.

Timothy J. Bresnahan (52)	Chief Legal Officer and Secretary	Since 2021	Chief Legal Officer and Secretary (2021 – present), Senior Counsel and Assistant Secretary, (2019 – 2021), Secretary, (2019) TET; Assistant Secretary, TF, TST and TAAVF (2020 – present); and Senior Counsel, TAM (2008 – present).

Thomas R. Wald (61)	Chief Investment Officer	Since 2017	Chief Investment Officer, TF, TST and TAAVF (2014 – present); TET (2017 – present); Chief Investment Officer, TPP, TPFG and TPFG II (2014 – 2018); Director (2017 – 2020), Akaan Transamerica, S.A. de C.V., Sociedad Operadora de Fondos de Inversión; Chief Investment Officer, Transamerica Investments & Retirement (2014 – 2020); Senior Vice President and Chief Investment Officer, TAM (2014 – present); Director, TFS (2019—present); and Trust Officer, Massachusetts Fidelity Trust Company (2015—present).

Christopher A. Staples (51)	Vice President and Chief Investment Officer	Since 2017	Vice President and Chief Investment Officer, Advisory Services, TF and TST (2007 – present); Vice President and Chief Investment Officer, TET (2017 – present); Vice President and Chief Investment Officer, Advisory Services, TAAVF (2007 – present); Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG and TPFG II (2007 – 2018); Director (2005 – 2019), Senior Vice President (2006 – present), Senior Director, Investments (2016 – present), Chief Investment Officer, Advisory Services (2012 – 2016) and Lead Portfolio Manager (2007 – present), TAM; Director, TFS (2005 – 2019); Trust Officer, Massachusetts Fidelity Trust Company (2010—present); Registered Representative (2007 – 2016), Transamerica Capital, Inc. (“TCI”); and Registered Representative, TFA (2005 – present).

Francine J. Rosenberger (54)	Chief Compliance Officer	Since 2019	Chief Compliance Officer, TF, TST, TET and TAAVF (2019 –present); Derivatives Risk Manager, TF, TST and TAAVF (2021 – present); Chief Compliance Officer (2019 – present), TAM; and General Counsel, Corporate Secretary and Fund Chief Compliance Officer, Steben & Company, Inc. (2013 – 2019).

Molly Possehl (43)	Anti-Money Laundering Officer	Since 2019	Anti-Money Laundering Officer, TF, TST, TET and TAAVF (2019 – present); Assistant General Counsel, Transamerica Life Insurance Company/Aegon USA (2013 – present); and Anti-Money Laundering Compliance Officer and Fraud Officer, Transamerica Life Insurance Company/Aegon USA (2015 – present).

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Vincent J. Toner (51)	Vice President and Treasurer	Since 2017	Vice President and Treasurer, TF, TST and TAAVF (2014 – present), Vice President and Treasurer (2017 – present), Vice President, Principal Financial Officer and Treasurer (2020 – present), TET; Vice President and Treasurer, TPP, TPFG and TPFG II (2014 – 2018); Vice President (2016 – present), Treasurer (2016 – 2019), Vice President, Administration and Treasurer (2014 – 2016), TAM; Vice President, Administration and Treasurer (2014 – 2019), Senior Vice President (2019 – present), TFS; Vice President (2016 – present), TCI; and Trust Officer (2015 – present), Massachusetts Fidelity Trust Company

* Elected and serves at the pleasure of the Board of the Trust.

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Investors Should Retain this Supplement for Future Reference

December 2, 2021